Property And Equipment, Net - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property And Equipment, Net [Abstract]
ATM equipment and related costs	$ 588,488	$ 512,001
Technology assets	83,716	71,399
Office furniture, fixtures, and other	64,006	89,696
Total	736,210	673,096
Less accumulated depreciation	(360,722)	(337,301)
Property, Plant and Equipment, Net, Total	375,488	335,795
Deployments in process	$ 43,600	$ 16,400